SIGNIFICANT ACCOUNTING POLICIES - Narrative (Details) $ in Millions	12 Months Ended
	Dec. 31, 2021 USD ($) yr	Dec. 31, 2020 USD ($) yr
Disclosure of initial application of standards or interpretations [line items]
Assets | $	$ 391,003	$ 343,696
Right-of-use assets | $	$ 4,100	$ 3,300
Renewable Power
Disclosure of initial application of standards or interpretations [line items]
Useful lives or depreciation rates, property, plant and equipment	31	32
Top of range | Bridges, Roads and Equipment | Infrastructure
Disclosure of initial application of standards or interpretations [line items]
Useful lives or depreciation rates, property, plant and equipment	25
Bottom of range | Bridges, Roads and Equipment | Infrastructure
Disclosure of initial application of standards or interpretations [line items]
Useful lives or depreciation rates, property, plant and equipment	3